Restricted cash (Details) R$ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Restricted Cash [Line Items]
Total restricted cash	$ 223	$ 168
Current restricted cash	160	103
Non-current restricted cash	63	65
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash [Line Items]
Total restricted cash	42	48
Proceeds from rig sales
Restricted Cash [Line Items]
Total restricted cash	47	0
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash [Line Items]
Total restricted cash	63	65	R$ 330
Accounts pledged as collateral for leases
Restricted Cash [Line Items]
Total restricted cash	37	22
Other
Restricted Cash [Line Items]
Total restricted cash	$ 34	$ 33